Segment reporting and information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Operating Segments
The Air segment includes the Company’s HAWK AIR terminals. The Space segment includes the Company’s CONDOR terminals.

	Fiscal year 2021
in € thousand	Air	Space	Not allocated		Consolidated
Revenue	0	2,355	0		2,355
Operating profit/loss	(10,793)	(30,082)	(1,489	) 1)	(42,364)
Interest and similar expenses					(2,148)
Net foreign exchange gain / (loss)					826
Net Finance costs					(1,322)
Profit/loss before taxes					(43,686)
Income tax expense					(1,791)
Consolidated net profit/loss					(45,477)

1)	Including costs for audit of the financial statements as well as Supervisory Board remuneration and IPO-related costs which are not directly incremental.

	Fiscal year 2020
in € thousand	Air	Space	Not allocated		Consolidated
Revenue	589	90	0		679
Operating profit/loss	(6,423)	(12,391)	(443	) 2)	(19,257)
Interest and similar income					18
Net foreign exchange gain / (loss)					(531)
Net Finance costs					(513)
Profit/loss before taxes					(19,770)
Consolidated net profit/loss					(19,770)

2)	Including costs for preparation of the financial statements and for audit of the financial statements as well as Supervisory Board remuneration.

	Fiscal year 2019
in € thousand	Air	Space	Not allocated		Consolidated
Revenue	0	114	0		114
Operating profit/loss	(3,767)	(5,091)	(1,220	) 3)	(10,078)
Interest and similar income					73
Net foreign exchange gain / (loss)					109
Net Finance costs					182
Profit/loss before tax					(9,896)
Consolidated net profit/loss					(9,896)

3)
Including expenses from a private stock option transaction between a shareholder of Mynaric AG and Mr. Altan the Chief Executive Officer and a member of the management board of Mynaric AG, which are recognized in accordance with IFRS 2 in the amount of €1,041 thousand. Including costs for preparation of the financial statements and for audit of the financial statements as well as Supervisory Board remuneration.

Summary of Revenue and Non-Current Assets Breakage Based on Geographical Areas
Revenue can be broken down by country as follows:

Segment Air	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
USA	2,355	467	0
Canada	0	122	0
Belgium	0	90	0
Great Britain	0	0	114
Total	2,355	679	114
Non-current
assets can be broken down by country as follows:

€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Germany
Intangible assets	19,969	17,884	8,780
Property, plant, and equipment	14,490	9,849	3,840
Right-of-use assets	6,053	6,886	6,810
Germany, total	40,512	34,619	19,430
USA
Property, plant, and equipment	2,278	226	0
Right-of-use assets	2,774	1,056	0
USA, total	5,112	1,282	0
Total	45,504	35,901	19,430